UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                                 THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER:                                           SEMI-ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                   APRIL 30, 2007

--------------------------------------------------------------------------------

                             ----------------------
                                      JAPAN
                             Smaller Companies Fund

              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS

                                                                            Page

Schedule of Investments .................................................      1

Statement of Assets and Liabilities .....................................      2

Statement of Operations .................................................      3

Statement of Changes in Net Assets ......................................      4

Financial Highlights ....................................................      5

Notes to Financial Statements ...........................................      6

Disclosure of Fund Expenses .............................................     11

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

April 30, 2007 (Unaudited)

JAPAN SMALLER                                                             Value
COMPANIES FUND                                            Shares          (000)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIALS.]

Financials              36%
Consumer Discretionary  41%
Basic Materials          7%
Consumer Staples         4%
Industrials             12%

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK (82.9%)
COMMERCIAL SERVICES (2.8%)
   CONSULTING SERVICES (2.8%)
   ASK Planning Center                                   322,000        $ 1,048
                                                                        -------
ENGINEERING & CONSTRUCTION (4.0%)
   BUILDING & CONSTRUCTION -
      MISCELLANEOUS (4.0%)
   Shinnihon                                             273,500          1,481
                                                                        -------
MISCELLANEOUS MANUFACTURING (6.0%)
   INDUSTRIAL GASES (2.0%)
   Air Water                                              69,000            748
                                                                        -------
   PAPER & PAPER PRODUCTS (4.0%)
   OJI Paper                                             290,000          1,488
                                                                        -------
                                                                          2,236
                                                                        -------
REAL ESTATE (32.1%)
   REAL ESTATE MANAGEMENT/SERVICES (20.4%)
   Arnest One                                             75,300            929
   Azel                                                1,476,000          4,102
   Fuso Lexel                                             91,700            809
   Iida Home Max                                          30,300            535
   Yasuragi                                               82,100            681
   Zephyr                                                    233            544
                                                                        -------
                                                                          7,600
                                                                        -------
   REAL ESTATE OPERATIONS/
      DEVELOPMENT (11.7%)
   Shin-Nihon Tatemono                                   377,800          2,574
   Suncity                                                   984            642
   Touei Housing                                          78,800          1,131
                                                                        -------
                                                                          4,347
                                                                        -------
                                                                         11,947
                                                                        -------
REITS (15.4%)
   REITS-APARTMENTS (5.6%)
   Crescendo Investment                                       68            360
   FC Residential Investment                                 139            577
   Japan Single-Residence REIT                               173            726
   TGR Investment                                            127            424
                                                                        -------
                                                                          2,087
                                                                        -------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------

   REITS-DIVERSIFIED (6.6%)
   Advance Residence Investment                              200        $   986
   eASSET Investment                                          86            490
   Joint Reit Investment                                      84            448
   Kenedix Realty Investment                                  34            256
   LCP Investment                                             57            253
                                                                        -------
                                                                          2,433
                                                                        -------
   REITS-HOTEL (0.6%)
   Nippon Hotel Fund Investment                               52            237
                                                                        -------
   REITS-OFFICE PROPERTY (2.6%)
   DA Office Investment                                        2             17
   MID Reit                                                  108            605
   Premier Investment                                         40            334
                                                                        -------
                                                                            956
                                                                        -------
                                                                          5,713
                                                                        -------
RETAIL (19.6%)
   RETAIL-APPAREL/SHOE (10.1%)
   Nishimatsuya Chain                                     39,900            722
   Pal                                                    24,250            966
   Point                                                  10,540            706
   Right On                                               49,300          1,345
                                                                        -------
                                                                          3,739
                                                                        -------
   RETAIL-BUILDING PRODUCTS (2.1%)
   Arc Land Sakamoto                                      42,300            790
                                                                        -------
   RETAIL-CONSUMER ELECTRONICS (2.5%)
   K's Holdings                                           35,900            944
                                                                        -------
   RETAIL-DRUG STORE (3.0%)
   Welcia Kanto                                           39,200          1,119
                                                                        -------
   RETAIL-RESTAURANTS (1.9%)
   Joyfull                                                79,500            709
                                                                        -------
                                                                          7,301
                                                                        -------
STORAGE/WAREHOUSING (1.8%)
   STORAGE/WAREHOUSING (1.8%)
   Shibusawa Warehouse                                   122,000            674
                                                                        -------
TEXTILES (1.2%)
   TEXTILES-PRODUCTS (1.2%)
   Nitto Boseki                                          113,000            432
                                                                        -------
TOTAL COMMON STOCK
   (Cost $29,490)                                                        30,832
                                                                        -------
CASH EQUIVALENT (0.5%)
   Union Bank of California
      Money Market
      Fund, 4.580% *                                     171,765            172
                                                                        -------
TOTAL CASH EQUIVALENT
   (Cost $172)                                                              172
                                                                        -------
TOTAL INVESTMENTS (83.4%)
   (Cost $29,662)                                                       $31,004
                                                                        -------

PERCENTAGES ARE BASED ON NET ASSETS OF $37,187 (000).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

REIT -- REAL ESTATE INVESTMENT TRUST.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
April 30, 2007 (Unaudited)

                                                                                         JAPAN SMALLER
                                                                                           COMPANIES
                                                                                             FUND
------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at Value (Cost $29,662) ...............................................    $   31,004
   Foreign Currency at Value* (Cost $813) ............................................           809
   Receivable for Investment Securities Sold .........................................         5,064
   Receivable for Capital Shares Sold ................................................           283
   Dividend and Interest Receivable ..................................................           268
------------------------------------------------------------------------------------------------------
   Total Assets ......................................................................        37,428
------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased .......................................           118
   Payable for Capital Shares Redeemed ...............................................            32
   Payable due to Investment Adviser .................................................            28
   Payable due to Administrator ......................................................            10
   Chief Compliance Officer Fees Payable .............................................             3
   Payable for Trustees' Fee .........................................................             2
   Other Accrued Expenses ............................................................            48
------------------------------------------------------------------------------------------------------
   Total Liabilities .................................................................           241
------------------------------------------------------------------------------------------------------
   Net Assets ........................................................................    $   37,187
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in Capital ...................................................................    $   33,749
   Accumulated Net Investment Loss ...................................................           (95)
   Accumulated Net Realized Gain on Investments ......................................         2,206
   Net Unrealized Appreciation on Investments ........................................         1,342
   Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies ..................................           (15)
------------------------------------------------------------------------------------------------------
   Net Assets ........................................................................    $   37,187
------------------------------------------------------------------------------------------------------
   Outstanding Shares of Beneficial Interest (1)
      (unlimited authorization -- no par value) ......................................     2,625,703
------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share ..........................    $    14.16
------------------------------------------------------------------------------------------------------

  *   Foreign currency consists of 96,599,011 Japanese Yen.

(1)   Share amounts not rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six month period ended April 30, 2007 (Unaudited)

                                                                                          JAPAN SMALLER
                                                                                            COMPANIES
                                                                                               FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income ....................................................................      $  403
   Foreign Taxes Withheld .............................................................         (28)
-------------------------------------------------------------------------------------------------------
   Total Investment Income ............................................................         375
-------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees ...........................................................         133
   Administration Fees ................................................................          62
   Chief Compliance Officer Fees ......................................................           5
   Trustees' Fees .....................................................................           4
   Transfer Agent Fees ................................................................          43
   Professional Fees ..................................................................          29
   Printing Fees ......................................................................          10
   Custodian Fees .....................................................................           7
   Registration Fees ..................................................................           5
   Other Fees .........................................................................          12
-------------------------------------------------------------------------------------------------------
   Total Expenses .....................................................................         310
-------------------------------------------------------------------------------------------------------
   Less:
      Waiver of Investment Advisory Fees ..............................................         (43)
-------------------------------------------------------------------------------------------------------
   Net Expenses .......................................................................         267
-------------------------------------------------------------------------------------------------------
   Net Investment Income ..............................................................         108
-------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments ...................................................       2,432
   Net Realized Loss on Foreign Currency Transactions .................................         (87)
   Net Change in Unrealized Appreciation on Investments ...............................         722
   Net Change in Unrealized Depreciation on Foreign Currency Transactions .............         (50)
-------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions ..       3,017
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ...............................      $3,125
=======================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended April 30, 2007 (Unaudited) and the year ended October 31, 2006

                                                                                   JAPAN SMALLER
                                                                                     COMPANIES
                                                                                        FUND
                                                                             -------------------------
                                                                              11/01/06      11/01/05
                                                                             TO 4/30/07   TO 10/31/06
------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss) ..........................................    $   108      $   (306)
   Net Realized Gain on Investments ......................................      2,432        14,304
   Net Realized Loss on Foreign Currency Transactions ....................        (87)         (600)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ......................................................        722       (10,921)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currency Transactions ....................................        (50)          207
------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ..................      3,125         2,684
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .................................................         --        (1,027)
   Net Realized Gains ....................................................         --        (8,453)
------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions .....................................         --        (9,480)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................................     18,738         8,061
   Reinvestment of Distributions .........................................         --         9,211
   Redemption Fees* ......................................................          5            --
   Redeemed ..............................................................     (3,821)      (80,308)
------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions ..........................................     14,922       (63,036)
------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets ...............................     18,047       (69,832)
------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...................................................     19,140        88,972
------------------------------------------------------------------------------------------------------
   End of Period (Includes Accumulated Net Investment Loss/
     Distribution in Excess of Net Investment Income of ($95)
     and ($203), respectively) ...........................................    $37,187      $ 19,140
======================================================================================================
SHARE TRANSACTIONS:
   Issued ................................................................      1,411           629
   Reinvestment of Distributions .........................................         --           641
   Redeemed ..............................................................       (293)       (5,712)
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from
     Share Transactions ..................................................      1,118        (4,442)
======================================================================================================

*     See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the six month period ended April 30, 2007 (Unaudited) and the years ended October 31,

                                                                               JAPAN SMALLER
                                                                                 COMPANIES
                                                                                    FUND
                                        -----------------------------------------------------------------------------------------
                                          11/1/06         11/1/05         11/1/04        11/1/03         11/1/02        11/1/01
                                          4/30/07*      TO 10/31/06     TO 10/31/05    TO 10/31/04     TO 10/31/03    TO 10/31/02
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period .................  $ 12.69         $ 14.95         $ 12.11        $ 10.69          $ 8.65         $ 9.55
                                          -------         -------         -------        -------          ------         ------
Income from
   Investment Operations:
      Net Investment (Income) (Loss) ...     0.05(1)        (0.07)(1)       (0.10)(1)      (0.11)(1)       (0.06)         (0.07)(1)
      Net Realized and
      Unrealized Gains
      (Losses) on Investment
      Transactions .....................     1.42           (0.60)++         3.22           1.87            2.61          (0.35)
                                          -------         -------         -------        -------          ------         ------
Total from
   Investment Operations ...............     1.47           (0.67)           3.12           1.76            2.55          (0.42)
                                          -------         -------         -------        -------          ------         ------
Redemption Fees ........................       --              --              --           0.01              --             --
                                          -------         -------         -------        -------          ------         ------
Dividends and Distributions:
      Net Investment Income ............       --           (0.16)          (0.06)         (0.22)          (0.23)         (0.48)
      Net Realized Gain ................       --           (1.43)          (0.22)         (0.13)          (0.28)            --
                                          -------         -------         -------        -------          ------         ------
Total Dividends and
   Distributions .......................       --           (1.59)          (0.28)         (0.35)          (0.51)         (0.48)
                                          -------         -------         -------        -------          ------         ------
Net Asset Value,
   End of Period .......................  $ 14.16         $ 12.69         $ 14.95        $ 12.11          $10.69         $ 8.65
                                          =======         =======         =======        =======          ======         ======
Total Return+ ..........................    11.58%**        (5.62)%         26.41%(2)      17.07%          31.76%         (4.09)%
                                          =======         =======         =======        =======          ======         ======
Net Assets,
   End of Period (000) .................  $37,187         $19,140         $88,972        $86,007          $2,283         $  737
Ratio of Expenses to
   Average Net Assets ..................     2.00%           1.66%           1.56%          1.66%           2.00%          2.00%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Reimbursements) .....................     2.32%           1.66%           1.56%          1.66%          21.06%         45.86%
Ratio of Net Investment
   Income (Loss) to Average
   Net Assets ..........................     0.81%          (0.51)%         (0.75)%        (0.90)%         (0.74)%        (0.73)%
Portfolio Turnover Rate ................       77%            103%             64%            38%             39%            20%

 * For the six month ended period April 30, 2007. All ratios for the period have been annualized.

** Total return would have been lower had the Adviser not waived a portion of its fees.

 + The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Return is for the period indicated and has not been annualized.

++ The amount shown for the year ended October 31, 2006, for a share outstanding throughout the year does not accord with aggregate net gains on investments for that year because of the sales and repurchases of the Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)   Per share calculations were performed using average shares for the period.

(2)   The total return was not impacted by the payment by affiliate.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
April 30, 2007

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of 300 billion yen or less) Japanese issuers. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, the Fund had no fair valued securities.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the

April 30, 2007

      Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      The Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

            (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

            (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

      The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

April 30, 2007

      FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the six months ended April 30, 2007.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

      OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the six months ended April 30, 2007, there were $4,952 of redemption fees retained.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $125,000, plus $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the Fund's average daily net assets.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2007, were as follows (000):

Purchases ...................  $29,358

Sales .......................   18,516

April 30, 2007

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Permanent book and tax differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions declared during the last two fiscal years was as follows (000):

                   ORDINARY          LONG-TERM
                    INCOME          CAPITAL GAIN         TOTALS
                   --------         ------------         ------
2006                $4,120             $5,360            $9,480
2005                 1,795                214             2,009

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Unrealized Appreciation on Investments and Foreign
  Currency                                                 $313
                                                           ----
Total Distributable Earnings                               $313
                                                           ----

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows
(000):

                     AGGREGATE GROSS    AGGREGATE GROSS
                       UNREALIZED          UNREALIZED      NET UNREALIZED
FEDERAL TAX COST      APPRECIATION       DEPRECIATION       APPRECIATION
----------------     ---------------    ---------------    --------------
     $29,662             $2,464             $(1,122)           $1,342

April 30, 2007

8.    CONCENTRATIONS/RISKS:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of securities in the issuer's home country.

9.    INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   OTHER:

At April 30, 2007, 85% of total shares outstanding were held by three shareholders of the Fund, which was comprised of an omnibus account that was held on behalf of various individual shareholders.

Effective April 12, 2006, the Board has determined to re-open the Fund to new investors.

11.   NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
JAPAN SMALLER COMPANIES FUND       11/01/06    4/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                $1,000.00   $1,115.80      2.00%      $10.49
HYPOTHETICAL 5% RETURN             1,000.00    1,014.88      2.00         9.99
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                      NOTES

INVESTMENT ADVISER:
Prospect Asset Management, Inc.
6700 Kalanianaole Highway, Suite 122
Honolulu, HI 96825

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103

TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
      BY TELEPHONE: Call 1-800-335-2110
      BY INTERNET: www.jscf.com
      BY MAIL: Write to us

                        The Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112

PAM-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.